FINANCIAL INSTRUMENTS - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares
Disclosure of financial assets and liabilities [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	$ 202,000	$ 0
Assets	8,659,551,000	6,359,836,000
Liabilities	7,043,911,000	4,742,106,000
Total financial assets	1,898,373,000	1,865,714,000
Fair value through profit or loss | Other assets
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	$ 48,560,000	$ 12,210,000
Volatility | Contingent consideration and put option payable | Income approach
Disclosure of financial assets and liabilities [Line Items]
Significant unobservable input, liabilities | shares	0.25	0.52
Forecasted Average Annualized Earnings Growth Rate | Contingent consideration and put option payable | Income approach
Disclosure of financial assets and liabilities [Line Items]
Significant unobservable input, liabilities | shares	0.13	0.15
Bottom of range | Discount rate | Contingent consideration and put option payable | Income approach
Disclosure of financial assets and liabilities [Line Items]
Significant unobservable input, liabilities | shares	0.04	0.03
Top of range | Discount rate | Contingent consideration and put option payable | Income approach
Disclosure of financial assets and liabilities [Line Items]
Significant unobservable input, liabilities | shares	0.21	0.16
Level 1 | Fair value through profit or loss | Other assets
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	$ 202,000	$ 0
Level 3 | Fair value through profit or loss | Other assets
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	48,358,000	12,210,000
Level 3 | Recurring fair value measurement | Put option payable
Disclosure of financial assets and liabilities [Line Items]
Liabilities	427,867,000	109,394,000
Level 3 | Recurring fair value measurement | Contingent consideration
Disclosure of financial assets and liabilities [Line Items]
Liabilities	346,894,000	131,122,000
Level 2 | Recurring fair value measurement | Debentures
Disclosure of financial assets and liabilities [Line Items]
Liabilities	$ 3,520,159,000	$ 2,575,740,000